Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Troubled Debt Restructurings of Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 19,282	¥ 17,615	¥ 11,450
Post-modification outstanding recorded investment	15,295	14,887	8,946
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	2,013	7,971	1,526
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	13,280	9,632	10,721
Post-modification outstanding recorded investment	9,294	7,015	8,253
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	2,013	99	1,526
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	222	12	640
Post-modification outstanding recorded investment	105	12	587
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	2,106	2,169	2,120
Post-modification outstanding recorded investment	1,393	1,589	1,687
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	22	25	47
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10,952	7,451	7,961
Post-modification outstanding recorded investment	7,796	5,414	5,979
Financing Receivables Modification, Subsequently Defaulted Recorded Investment	1,991	74	1,479
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	6,002	7,983	729
Post-modification outstanding recorded investment	6,001	7,872	693
Financing Receivables Modification, Subsequently Defaulted Recorded Investment		7,872
Corporate borrowers | Other Corporate Loan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	6,002	4,523	729
Post-modification outstanding recorded investment	¥ 6,001	4,412	¥ 693
Financing Receivables Modification, Subsequently Defaulted Recorded Investment		4,412
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		3,460
Post-modification outstanding recorded investment		3,460
Financing Receivables Modification, Subsequently Defaulted Recorded Investment		¥ 3,460